SPINNAKER ETF SERIES
116 South Franklin Street
Rocky Mount, NC  27804
252-972-9922

November 5, 2018

VIA EDGAR
U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
 Washington, DC 20549
Re:	Fieldstone Merlin Dynamic Large Cap Growth ETF, Fieldstone UVA Unconstrained Medium-Term Fixed Income ETF, and Fieldstone UVA Dividend Value ETF, each a series of the Spinnaker ETF Series
File Nos. 333-215942 and 811-22398

Ladies and Gentlemen,
Pursuant to Rule 497(j) of the General Rules and Regulations under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and the Statement of Additional Information for the above funds do not differ from those contained in Post-Effective Amendment No. 6 to the Trust's Registration Statement on Form N-1A.  The amendment was filed with the U.S. Securities and Exchange Commission electronically on October 29, 2018.

If you have any questions concerning the foregoing, please contact the undersigned at 252-984-3802.

Yours truly,

/s/ Rob Schaaf
Rob Schaaf

cc:     Tanya Cody, Esq.
Greenberg Traurig, LLP
2200 Ross Avenue
Suite 5200
Dallas, TX  75201